Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share Option Activity

The following table summarizes the Company’s share option activity for the year ended December 31, 2012:

	Number of shares	Weighted average exercise price		Weighted average remaining contractual life (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2012	4,921,342	US$	15.01
Granted	1,320,864	US$	23.79
Exercised	(805,338)	US$	7.85
Forfeited	(169,328)	US$	14.10

Outstanding at December 31, 2012	5,267,540	US$	18.01	3.67	US$	37,474

Vested and expected to vest at December 31, 2012	5,023,253	US$	17.81	3.62	US$	36,707

Exercisable at December 31, 2012	2,599,540	US$	13.03	2.70	US$	30,508

Schedule of Non-Vested Share Option Activity

A summary of non-vested share option activity for the year ended December 31, 2012 is presented below:

	Number of shares	Weighted average grant-date fair value
Non-vested at January 1, 2012	2,731,406	US$	7.96

Granted	1,320,864	US$	9.77
Vested	(1,214,942)	US$	7.03
Forfeited	(169,328)	US$	5.73

Non-vested at December 31, 2012	2,668,000	US$	9.17

Expected to vest at December 31, 2012	2,423,713	US$	9.20